Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 10 - Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through the date which the financial statements were issued.

In January 2024, the Company conducted the final closing of its qualified offering under Regulation A+, for which it issued 35,368 shares of common stock for proceeds of $160,916, net offering expenses of $1,789.

On February 21, 2024, the Company issued 1,000 shares of common stock for services rendered.

On February 28, 2024, the Company engaged an investment bank for an underwritten offering in conjunction with a listing on a national exchange.

On March 4, 2024, the Company issued 18,000 shares of common stock for services to be rendered.

On March 14, 2024, the Company issued 1,000 shares of the Company’s Series B Preferred Stock at $50 per share for a subscription in the amount of $50,000.

Note 7 - Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through the date which the financial statements were issued.

From April 1 to May 10, 2024, the Company issued 11,900 shares of the Company’s Series B Preferred Stock at $50 per share for subscriptions in the aggregate amount of $595,000.